Stockholders' Equity (Deficit) (Details Narrative)		12 Months Ended
	Feb. 27, 2019 USD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares	Feb. 27, 2019 CAD ($)
Debt principal amount | $	$ 2,845,414
Accrued interest | $	$ 300,362	$ 51,075	$ 298,884
Debt converted into shares	19,711,362
Number of warrants cancelled	2,250,000
Anti-dilution provisions for common shares	328,111
Number of options granted			37,053
Options term		5 years	5 years
Stock Option [Member]
Number of options granted		58,951
Options term		5 years
KW Capital Partners Ltd [Member]
Number of stock issued for services	317,095
Number of stock issued for services, value | $	$ 158,547
Bezalel Partners LLC [Member]
Number of stock issued for services	475,642
Number of stock issued for services, value | $	$ 237,821
Scott Woodrow [Member]
Number of shares issued	475,642
CAD [Member]
Debt principal amount | $				$ 3,740,431
Accrued interest | $				$ 394,693